Summary of Share Options Granted (Detail) (USD $)	1 Months Ended	12 Months Ended				72 Months Ended
	Dec. 13, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		7,642,000		10,751,797	21,680,215	106,900,979
Exercise price per option	$ 0.43
Stock Options1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec. 15, 2006
Options granted		11,116,500
Exercise price per option		0.30
Stock Options 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Apr. 01, 2007
Options granted		8,445,500
Exercise price per option		0.30
Stock Options 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Apr. 01, 2008
Options granted		11,382,303
Exercise price per option		0.30
Stock Options 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec. 20, 2008
Options granted		9,131,962
Exercise price per option		0.30
Stock Options 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Sep. 01, 2009
Options granted		590,000
Exercise price per option		0.50
Stock Options 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec. 23, 2009
Options granted		26,160,702
Exercise price per option		0.50
Stock Options 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Aug. 01, 2010
Options granted		16,347,380
Exercise price per option		0.65
Stock Options 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Sep. 15, 2010
Options granted		4,932,835
Exercise price per option		0.65
Intrinsic value per option at the grant dates		0.48
Stock Options 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Nov. 19, 2010
Options granted		400,000
Exercise price per option		1.24
Stock Options 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Apr. 29, 2011
Options granted		492,500
Exercise price per option		0.43	[1]
Stock Options 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Jun. 27, 2011
Options granted		9,218,172
Exercise price per option		0.43	[1]
Stock Options 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Jun. 27, 2011
Options granted		1,125
Exercise price per option		0.30
Intrinsic value per option at the grant dates		1.06
Stock Options 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Oct. 07, 2011
Options granted		500,000
Exercise price per option		0.65
Stock Options 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Nov. 11, 2011
Options granted		400,000
Exercise price per option		0.43	[1]
Stock Options 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Nov. 22, 2011
Options granted		90,000
Exercise price per option		0.43	[1]
Stock Options 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec. 31, 2011
Options granted		50,000
Exercise price per option		0.50
Intrinsic value per option at the grant dates		0.38
Stock Options 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec. 13, 2012
Options granted		7,642,000
Exercise price per option		0.41

[1]	On December 13, 2012, the Group's Compensation Committee approved to amend the terms of the exercise price for options previously granted. The exercise price was set at $0.43 which was the greater of (i) the per-share closing price of the Company's ordinary shares on December 13, 2012 or (ii) the average of the per-share closing prices over the period of 30 trading days ended on December 13, 2012.